Financial Instruments And Risk Management - Liquidity Risk (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities
Debt undiscounted cash flows	CAD 15,646.0
Derivative liabilities, net	179.0	CAD 209.0
Derivative financial assets	1,052.0	1,610.0
Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	6,100.0	5,464.0
Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	1,231.0	1,819.0
Debt
Financial Liabilities
Debt undiscounted cash flows	28,320.0	30,528.0
2018
Financial Liabilities
Debt undiscounted cash flows	2,207.0
2018 | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	6,024.0	5,379.0
2018 | Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	1,231.0	1,819.0
2018 | Debt
Financial Liabilities
Debt undiscounted cash flows	3,027.0	2,325.0
1 to 3 years | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	38.0	28.0
1 to 3 years | Debt
Financial Liabilities
Debt undiscounted cash flows	1,949.0	5,238.0
3 to 5 years | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	38.0	14.0
3 to 5 years | Debt
Financial Liabilities
Debt undiscounted cash flows	3,184.0	3,031.0
Thereafter
Financial Liabilities
Debt undiscounted cash flows	11,371.0
Thereafter | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows		43.0
Thereafter | Debt
Financial Liabilities
Debt undiscounted cash flows	CAD 20,160.0	CAD 19,934.0